Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance, beginning of year	$ 3,110	$ 3,170
Impact of foreign exchange changes	287	(60)
Balance, end of year	$ 3,397	$ 3,110